Employees And Payroll Accruals - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Payables and Accruals [Abstract]
Employee and payroll accruals related to payroll accrued for the benefit of certain related parties, years 2002 to 2007	$ 2,568	$ 3,214